Vanguard Alternative Strategies Fund

Consolidated Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market
		($000)	Value

Common Stocks—Long Positions (53.9%)
Communication Services (8.2%)
*	Central European Media Enterprises Ltd. Class A	1,559,856	6,208
*	58.com Inc. ADR	104,000	5,758
*	Meet Group Inc.	755,942	4,710
*	Cincinnati Bell Inc.	311,827	4,681
*	Bitauto Holdings Ltd. ADR	235,737	3,744
†	Comcast Corp. Class A	9,044	387
*,† Charter Communications Inc. Class A		666	386
†	Verizon Communications Inc.	6,571	378
*,† T-Mobile US Inc.		3,395	365
*,† Alphabet Inc. Class A		244	363
†	Sirius XM Holdings Inc.	61,447	361
*,† Liberty Broadband Corp.		2,594	356
†	AT&T Inc.	11,457	339
†	Cable One Inc.	185	337
	Omnicom Group Inc.	5,340	287
	Walt Disney Co.	1,976	231
*	Madison Square Garden Sport Corp. Class A	1,108	170
			29,061
Consumer Discretionary (6.7%)
	Tiffany & Co.	62,476	7,832
*	Delphi Technologies plc	360,000	5,396
*,1 GrandVision NV		115,476	3,312
†	Pool Corp.	1,369	434
*,† O'Reilly Automotive Inc.		878	419
†	Tractor Supply Co.	2,763	394
†	Home Depot Inc.	1,482	394
†	Dunkin' Brands Group Inc.	5,601	385
†	Service Corp. International	8,798	382
†	Genuine Parts Co.	4,230	381
†	McDonald's Corp.	1,956	380
*,† AutoZone Inc.		312	377
*,† Amazon.com Inc.		119	377
†	Yum! Brands Inc.	4,049	369
†	Dollar General Corp.	1,914	364
†	Vail Resorts Inc.	1,892	363
†	eBay Inc.	6,565	363
†	NIKE Inc. Class B	3,682	359
†	TJX Cos. Inc.	6,873	357
†	Starbucks Corp.	4,352	333
†	Garmin Ltd.	2,927	289
*	Booking Holdings Inc.	159	264
	Columbia Sportswear Co.	2,757	209
			23,733

Consumer Staples (3.3%)
*	Craft Brew Alliance Inc.	317,265	4,699
†	Procter & Gamble Co.	3,126	410
†	McCormick & Co. Inc.	2,076	405
†	Kimberly-Clark Corp.	2,594	394
†	Clorox Co.	1,659	392
†	Hershey Co.	2,687	391
†	Mondelez International Inc. Class A	7,015	389
†	Colgate-Palmolive Co.	5,040	389
†	Costco Wholesale Corp.	1,189	387
†	Kellogg Co.	5,544	383
†	PepsiCo Inc.	2,756	379
†	Coca-Cola Co.	7,800	368
	Brown-Forman Corp. Class B	5,280	366
†	General Mills Inc.	5,769	365
†	Church & Dwight Co. Inc.	3,716	358
	J M Smucker Co.	3,178	348
†	Walmart Inc.	2,602	337
*	Post Holdings Inc.	3,606	320
†	Archer-Daniels-Midland Co.	5,331	228
†	Seaboard Corp.	71	192
	Altria Group Inc.	3,758	155
			11,655
Energy (0.1%)
†	Exxon Mobil Corp.	7,020	295

Financials (11.8%)
	Willis Towers Watson plc	41,650	8,747
	Legg Mason Inc.	160,000	7,998
	TD Ameritrade Holding Corp.	159,970	5,741
	E*TRADE Financial Corp.	110,000	5,585
	National General Holdings Corp.	120,000	4,079
*	Benefytt Technologies Inc. Class A	103,796	3,209
†	Arthur J Gallagher & Co.	3,880	417
†	Brown & Brown Inc.	9,109	414
†	Marsh & McLennan Cos. Inc.	3,435	401
*,† Berkshire Hathaway Inc. Class B		1,994	390
†	CNA Financial Corp.	11,308	377
†	Chubb Ltd.	2,766	352
†	White Mountains Insurance Group Ltd.	392	345
†	Travelers Cos. Inc.	3,008	344
†	Hanover Insurance Group Inc.	3,248	331
	Intercontinental Exchange Inc.	3,102	300
†	TFS Financial Corp.	20,494	297
	W R Berkley Corp.	4,769	295
*,† Markel Corp.		278	290
	Globe Life Inc.	3,515	280
	Cboe Global Markets Inc.	3,045	267
	Old Republic International Corp.	16,448	264
	Allstate Corp.	2,612	247
	Bank of Hawaii Corp.	4,177	237
†	Alleghany Corp.	429	224
	Loews Corp.	5,281	192
	Cincinnati Financial Corp.	2,466	192
†	Aon plc Class A	732	150
	US Bancorp	2,608	96

	RenaissanceRe Holdings Ltd.	402	73
			42,134
Health Care (4.1%)
*	Wright Medical Group NV	154,500	4,638
*,† IDEXX Laboratories Inc.		1,153	459
†	Thermo Fisher Scientific Inc.	1,049	434
†	West Pharmaceutical Services Inc.	1,595	429
†	Danaher Corp.	2,048	417
*,† Intuitive Surgical Inc.		600	411
†	Abbott Laboratories	3,941	397
†	Quest Diagnostics Inc.	3,095	393
†	Becton Dickinson and Co.	1,381	389
†	Zoetis Inc.	2,551	387
†	Chemed Corp.	780	384
†	AmerisourceBergen Corp. Class A	3,802	381
†	Merck & Co. Inc.	4,607	370
†	Amgen Inc.	1,498	366
†	Medtronic plc	3,774	364
†	Johnson & Johnson	2,490	363
†	Eli Lilly and Co.	2,360	355
†	STERIS plc	2,213	353
†	Baxter International Inc.	4,055	350
	Teleflex Inc.	929	347
†	Hill-Rom Holdings Inc.	3,444	335
	Cerner Corp.	4,746	330
†	Cooper Cos. Inc.	1,163	329
†	Gilead Sciences Inc.	4,694	326
	Pfizer Inc.	8,412	324
*	Boston Scientific Corp.	8,224	317
*	Varian Medical Systems Inc.	2,109	301
*	Henry Schein Inc.	4,195	288
	Stryker Corp.	618	119
			14,656
Industrials (3.9%)
*	Advanced Disposal Services Inc.	137,300	4,141
†	Watsco Inc.	1,854	438
†	Expeditors International of Washington Inc.	4,849	410
†	Roper Technologies Inc.	945	409
†	Verisk Analytics Inc. Class A	2,164	408
†	Graco Inc.	7,570	403
†	Johnson Controls International plc	10,337	398
†	IHS Markit Ltd.	4,789	387
†	IDEX Corp.	2,318	382
†	Toro Co.	5,326	380
†	Hubbell Inc. Class B	2,809	379
†	Waste Management Inc.	3,458	379
†	Republic Services Inc. Class A	4,310	376
†	Honeywell International Inc.	2,507	374
†	AMETEK Inc.	3,918	365
†	Lockheed Martin Corp.	942	357
†	Carlisle Cos. Inc.	2,981	355
	Rollins Inc.	6,506	341
†	Equifax Inc.	2,067	336
†	General Dynamics Corp.	2,239	329
†	Kansas City Southern	1,898	326
†	Illinois Tool Works Inc.	1,745	323

	Allegion plc	3,210	319
	Lennox International Inc.	1,129	303
	Norfolk Southern Corp.	1,545	297
	Trane Technologies plc	2,550	285
	Amerco	731	232
	Allison Transmission Holdings Inc.	5,605	209
	CSX Corp.	2,158	154
	Xylem Inc.	1,854	135
	BWX Technologies Inc.	1,854	101
	PACCAR Inc.	1,031	88
*	Ingersoll Rand Inc.	2,250	71
			14,190
Information Technology (11.0%)
	LogMeIn Inc.	99,330	8,524
*	Fitbit Inc. Class A	830,000	5,428
*	Gilat Satellite Networks Ltd.	908,756	5,080
*	Acacia Communications Inc.	66,374	4,512
*	Forescout Technologies Inc.	127,407	3,694
†	Apple Inc.	1,024	435
†	Accenture plc Class A	1,802	405
†	Broadridge Financial Solutions Inc.	2,999	403
†	Western Union Co.	16,347	397
*,† ANSYS Inc.		1,275	396
†	Amphenol Corp. Class A	3,698	391
*,† Akamai Technologies Inc.		3,467	390
*,† Adobe Inc.		873	388
†	Juniper Networks Inc.	15,096	383
†	Intuit Inc.	1,245	381
†	Microsoft Corp.	1,859	381
†	Booz Allen Hamilton Holding Corp. Class A	4,597	376
†	Oracle Corp.	6,735	373
*,† Synopsys Inc.		1,824	363
†	Amdocs Ltd.	5,809	361
†	Visa Inc. Class A	1,886	359
†	Fidelity National Information Services Inc.	2,453	359
†	Jack Henry & Associates Inc.	2,006	358
†	Citrix Systems Inc.	2,499	357
*,† VeriSign Inc.		1,673	354
*,† Black Knight Inc.		4,705	353
*,† Tyler Technologies Inc.		975	348
†	Mastercard Inc. Class A	1,099	339
†	Automatic Data Processing Inc.	2,518	335
	Dolby Laboratories Inc. Class A	4,775	332
†	Paychex Inc.	4,594	330
†	Global Payments Inc.	1,852	330
†	CDW Corp.	2,822	328
†	Motorola Solutions Inc.	2,199	307
	International Business Machines Corp.	2,464	303
*,† CACI International Inc. Class A		1,421	295
	Leidos Holdings Inc.	3,095	295
*,† Fiserv Inc.		2,575	257
			39,000
Materials (1.4%)
†	Linde plc	1,754	430
†	Silgan Holdings Inc.	11,043	422
†	Sherwin-Williams Co.	629	408

† RPM International Inc.	4,946	404
† Ashland Global Holdings Inc.	5,338	403
† Air Products & Chemicals Inc.	1,361	390
† AptarGroup Inc.	3,290	379
† Sonoco Products Co.	6,992	362
† Packaging Corp. of America	3,572	343
† Ecolab Inc.	1,753	328
† NewMarket Corp.	852	319
Ball Corp.	3,809	281
† Avery Dennison Corp.	2,331	264
Reliance Steel & Aluminum Co.	2,351	231
		4,964
Real Estate (1.8%)
† CubeSmart	12,920	383
† Extra Space Storage Inc.	3,709	383
† American Homes 4 Rent Class A	12,854	373
† Mid-America Apartment Communities Inc.	3,118	372
† Life Storage Inc.	3,714	364
† Public Storage	1,790	358
Invitation Homes Inc.	11,968	357
Duke Realty Corp.	8,513	342
† AvalonBay Communities Inc.	2,232	342
† Equity Commonwealth	10,785	341
† Apartment Investment and Management Co.	8,658	336
† Equity Residential	5,972	320
† UDR Inc.	8,707	315
† Essex Property Trust Inc.	1,335	295
Camden Property Trust	3,112	283
Sun Communities Inc.	1,853	278
Equity LifeStyle Properties Inc.	3,943	269
WP Carey Inc.	3,127	223
† Douglas Emmett Inc.	6,631	193
Alexandria Real Estate Equities Inc.	871	155
Kilroy Realty Corp.	1,130	66
		6,348
Utilities (1.6%)
† Alliant Energy Corp.	7,411	399
† CMS Energy Corp.	6,211	399
† Ameren Corp.	4,929	395
† Xcel Energy Inc.	5,575	385
NextEra Energy Inc.	1,332	374
† Atmos Energy Corp.	3,519	373
† IDACORP Inc.	3,889	363
American Water Works Co. Inc.	2,436	359
† Duke Energy Corp.	4,192	355
† Dominion Energy Inc.	4,268	346
Eversource Energy	3,521	317
American Electric Power Co. Inc.	3,125	271
Entergy Corp.	2,509	264
Southern Co.	4,552	249
Exelon Corp.	6,037	233
OGE Energy Corp.	6,964	229
WEC Energy Group Inc.	1,798	171
† Public Service Enterprise Group Inc.	2,066	116
Avangrid Inc.	2,317	115

FirstEnergy Corp.	1,980	57

		5,770
Total Common Stocks—Long Positions (Cost $182,072)		191,806
Common Stocks Sold Short (-20.1%)
Communication Services (-0.4%)
* Zillow Group Inc. Class A	(6,287)	(428)
* Roku Inc.	(2,379)	(369)
* Lions Gate Entertainment Corp. Class B	(46,871)	(333)
* Twitter Inc.	(7,373)	(269)
TripAdvisor Inc.	(2,141)	(43)
		(1,442)
Consumer Discretionary (-3.9%)
BorgWarner Inc.	(165,389)	(6,053)
L Brands Inc.	(17,634)	(430)
* Qurate Retail Group Inc. QVC Group Class A	(39,394)	(430)
* Ollie's Bargain Outlet Holdings Inc.	(3,999)	(420)
* Etsy Inc.	(3,483)	(412)
* Tempur Sealy International Inc.	(4,961)	(402)
Toll Brothers Inc.	(10,396)	(397)
* Floor & Decor Holdings Inc. Class A	(5,982)	(394)
* Under Armour Inc. Class A	(34,428)	(362)
Darden Restaurants Inc.	(4,680)	(355)
Thor Industries Inc.	(3,101)	(354)
* Tesla Inc.	(246)	(352)
Gap Inc.	(26,286)	(351)
PVH Corp.	(7,021)	(342)
Wynn Resorts Ltd.	(4,442)	(322)
* Capri Holdings Ltd.	(21,368)	(320)
MGM Resorts International	(19,546)	(315)
Kohl's Corp.	(16,308)	(311)
Six Flags Entertainment Corp.	(16,497)	(287)
* Planet Fitness Inc. Class A	(5,271)	(275)
Royal Caribbean Cruises Ltd.	(4,966)	(242)
* Ulta Beauty Inc.	(1,186)	(229)
* Skechers USA Inc. Class A	(6,983)	(204)
Nordstrom Inc.	(9,549)	(131)
		(13,690)
Consumer Staples (-0.5%)
Energizer Holdings Inc.	(7,711)	(387)
Nu Skin Enterprises Inc. Class A	(7,798)	(350)
* Herbalife Nutrition Ltd.	(6,196)	(317)
Coty Inc. Class A	(75,897)	(282)
Spectrum Brands Holdings Inc	(4,796)	(260)
* US Foods Holding Corp.	(8,300)	(168)
		(1,764)
Energy (-1.0%)
Noble Energy Inc.	(36,996)	(370)
Diamondback Energy Inc.	(8,277)	(330)
Parsley Energy Inc. Class A	(28,505)	(313)
Targa Resources Corp.	(17,081)	(312)
Halliburton Co.	(21,657)	(310)
Apache Corp.	(19,947)	(306)
EQT Corp.	(20,787)	(302)
Occidental Petroleum Corp.	(18,827)	(296)
Cimarex Energy Co.	(10,932)	(267)

National Oilwell Varco Inc.	(22,556)	(260)
* WPX Energy Inc.	(43,219)	(258)
Devon Energy Corp.	(24,028)	(252)
Murphy Oil Corp.	(7,542)	(100)
* Occidental Petroleum Corp. Warrants Exp. 08/03/2027	(2,353)	(13)
		(3,689)
Financials (-7.0%)
Aon plc Class A	(44,981)	(9,231)
Charles Schwab Corp.	(173,361)	(5,747)
Morgan Stanley	(114,752)	(5,609)
* LendingTree Inc.	(1,261)	(437)
OneMain Holdings Inc	(13,807)	(396)
New Residential Investment Corp.	(45,274)	(359)
* Brighthouse Financial Inc.	(12,506)	(354)
Lincoln National Corp.	(9,454)	(352)
* Athene Holding Ltd. Class A	(10,836)	(350)
* SVB Financial Group	(1,527)	(342)
Ally Financial Inc.	(16,984)	(341)
Discover Financial Services	(6,798)	(336)
Unum Group	(15,176)	(262)
LPL Financial Holdings Inc.	(3,258)	(257)
SLM Corp.	(35,834)	(243)
Bank OZK	(9,626)	(232)
		(24,848)
Health Care (-1.4%)
* Exact Sciences Corp.	(4,293)	(407)
* Sage Therapeutics Inc.	(8,691)	(396)
* DexCom Inc.	(894)	(389)
* Align Technology Inc.	(1,313)	(386)
* Acadia Healthcare Co. Inc.	(12,859)	(383)
* Insulet Corp.	(1,858)	(378)
* Guardant Health Inc.	(4,149)	(353)
* Exelixis Inc.	(15,187)	(351)
* Sarepta Therapeutics Inc.	(2,267)	(348)
* Nektar Therapeutics Class A	(15,675)	(347)
* Bluebird Bio Inc.	(5,693)	(346)
* Adaptive Biotechnologies Corp.	(7,906)	(295)
* Agios Pharmaceuticals Inc.	(6,500)	(295)
* Moderna Inc.	(2,495)	(185)
* ABIOMED Inc.	(374)	(112)
		(4,971)
Industrials (-1.2%)
* Ingersoll Rand Inc.	(13,594)	(429)
* United Rentals Inc.	(2,541)	(395)
* Gates Industrial Corp. plc	(31,647)	(334)
* JetBlue Airways Corp.	(30,720)	(318)
* Uber Technologies Inc.	(10,233)	(310)
Air Lease Corp. Class A	(11,574)	(303)
* United Airlines Holdings Inc.	(9,515)	(299)
* XPO Logistics Inc.	(3,851)	(289)
Boeing Co.	(1,818)	(287)
Spirit AeroSystems Holdings Inc. Class A	(14,153)	(277)
* Lyft Inc. Class A	(9,047)	(264)
Copa Holdings SA Class A	(6,142)	(255)
Delta Air Lines Inc.	(9,016)	(225)
Trinity Industries Inc.	(9,650)	(188)

Ryder System Inc.	(4,052)	(148)
		(4,321)
Information Technology (-3.4%)
Comtech Telecommunications Corp.	(76,607)	(1,258)
MKS Instruments Inc.	(3,424)	(436)
* Twilio Inc. Class A	(1,531)	(425)
* 2U Inc.	(9,006)	(424)
* Cree Inc.	(5,879)	(405)
* Elastic NV	(4,088)	(393)
* Alteryx Inc. Class A	(2,211)	(388)
* Zscaler Inc.	(2,983)	(387)
* Pure Storage Inc. Class A	(21,599)	(386)
* New Relic Inc.	(5,393)	(382)
* RingCentral Inc. Class A	(1,312)	(381)
* Medallia Inc.	(12,259)	(377)
Ubiquiti Inc.	(2,025)	(375)
* Avalara Inc.	(2,783)	(374)
* Square Inc.	(2,842)	(369)
* Dynatrace Inc.	(8,786)	(368)
* Trade Desk Inc. Class A	(813)	(367)
* ON Semiconductor Corp.	(17,790)	(367)
* Pluralsight Inc. Class A	(17,168)	(363)
* Anaplan Inc.	(7,982)	(362)
* MongoDB Inc.	(1,538)	(352)
Universal Display Corp.	(2,011)	(351)
* Coherent Inc.	(2,507)	(348)
* Micron Technology Inc.	(6,862)	(344)
DXC Technology Co.	(19,021)	(341)
* Nutanix Inc.	(15,256)	(339)
Alliance Data Systems Corp.	(7,494)	(332)
Western Digital Corp.	(7,659)	(330)
* CommScope Holding Co. Inc.	(35,517)	(330)
Sabre Corp.	(39,540)	(299)
* Smartsheet Inc. Class A	(1,006)	(48)
		(12,001)
Materials (-0.6%)
Chemours Co.	(21,410)	(397)
Freeport-McMoRan Inc.	(29,650)	(383)
Westlake Chemical Corp.	(6,704)	(365)
Dow Inc.	(8,093)	(332)
Mosaic Co.	(24,276)	(327)
Olin Corp.	(24,365)	(274)
		(2,078)
Real Estate (-0.5%)
Omega Healthcare Investors Inc.	(11,621)	(376)
Outfront Media Inc.	(22,451)	(323)
Simon Property Group Inc.	(4,695)	(293)
Park Hotels & Resorts Inc.	(33,447)	(277)
* Howard Hughes Corp.	(5,027)	(267)
EPR Properties	(9,111)	(261)
Apple Hospitality REIT Inc.	(17,753)	(157)
		(1,954)
Utilities (-0.2%)
AES Corp.	(26,826)	(408)

* PG&E Corp.	(30,879)	(289)
		(697)
Total Common Stocks Sold Short (Proceeds $73,547)		(71,455)
Temporary Cash Investments (45.4%)
Money Market Fund (34.3%)
2 Vanguard Market Liquidity Fund, 0.191%	1,217,814	121,781

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (11.1%)
3,4 United States Cash Management Bill, 0.146%, 12/15/20	26,300	26,290
4 United States Cash Management Bill, 0.146%, 12/15/20	13,200	13,195
		39,485
Total Temporary Cash Investments (Cost $161,243)		161,266
Other Assets and Liabilities—Net (20.8%)		73,747
Net Assets (100%)		355,364
Cost is in $000.

* Non-income-producing security.
† Long security positions with a value of $58,683,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of this security represented 0.9% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies
Fund.
4 Securities with a value of $20,327,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2020	1,344	297,003	242
5-Year U.S. Treasury Note	September 2020	558	70,378	366
10-Year U.S. Treasury Note	September 2020	326	45,665	386
S&P/TSX 60 Index	September 2020	125	18,019	346
MSCI Taiwan Index	August 2020	360	17,975	788

Alternative Strategies Fund

CAC 40 Index	August 2020	308	17,346	(891)
Hang Seng Index	August 2020	108	17,110	(92)
IBEX 35 Index	August 2020	209	17,018	(1,262)
MSCI Singapore Index	August 2020	810	16,928	(392)
Cocoa[1]	December 2020	300	7,197	701
Sugar #11[1]	October 2020	503	7,121	455
LME Tin[1]	September 2020	75	6,725	210
LME Nickel[1]	September 2020	80	6,606	101
Soybean[1]	September 2020	148	6,588	118
Wheat[1]	September 2020	246	6,534	16
Cotton No. 2[1]	December 2020	207	6,485	462
LME Copper[1]	September 2020	40	6,415	(76)
				1,478

Short Futures Contracts
KOSPI 200 Index	September 2020	(293)	(18,405)	(894)
E-mini S&P 500 Index	September 2020	(111)	(18,111)	(1,281)
OMX Stockholm 30 Index	August 2020	(926)	(18,040)	257
DAX 30 Index	September 2020	(49)	(17,822)	(593)
S&P ASX 200 Index	September 2020	(166)	(17,428)	(249)
Topix Index	September 2020	(120)	(16,965)	729
Live Cattle[1]	September 2020	(158)	(6,818)	(246)
Soybean Oil[1]	December 2020	(369)	(6,810)	(333)
Soybean Meal[1]	December 2020	(222)	(6,600)	(117)
LME Aluminum[1]	December 2020	(155)	(6,575)	(67)
Natural Gas[1]	August 2020	(364)	(6,548)	(56)
Lean Hogs[1]	September 2020	(328)	(6,511)	(1)
WTI Crude Oil[1]	August 2020	(158)	(6,363)	133
Corn[1]	September 2020	(399)	(6,304)	160
				(2,558)
				(1,080)
1 Security is owned by the subsidiary.

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan
Stanley Capital
Services LLC	8/10/20	NOK	191,210	USD	20,226	782	—

BNP Paribas	8/10/20	AUD	29,003	USD	20,139	583	—

Alternative Strategies Fund

BNP Paribas	8/10/20	CAD	27,234	USD	20,078	255	—
State Street
Bank & Trust
Co.	8/10/20	MXN	182,952	USD	8,115	94	—
Standard
Chartered
Bank	8/11/20	ZAR	136,999	USD	8,061	—	(57)
Standard
Chartered
Bank	8/10/20	RUB	567,495	USD	8,030	—	(393)
State Street
Bank & Trust
Co.	8/10/20	TRY	55,050	USD	7,964	—	(159)
State Street
Bank & Trust
Co.	8/10/20	IDR	114,562,100	USD	7,929	—	(90)
Morgan
Stanley Capital
Services LLC	8/10/20	EUR	6,470	USD	7,490	133	—
BNP Paribas	8/10/20	EUR	1,950	USD	2,220	78	—
Standard
Chartered
Bank	8/10/20	EUR	150	USD	172	5	—
State Street
Bank & Trust
Co.	8/10/20	USD	20,128	CHF	18,973	—	(625)
Standard
Chartered
Bank	8/10/20	USD	20,122	EUR	17,829	—	(885)
Bank of
America, N.A.	8/11/20	USD	20,095	JPY	2,158,831	—	(302)
State Street
Bank & Trust
Co.	8/10/20	USD	8,147	CLP	6,550,481	—	(506)
Bank of
America, N.A.	8/10/20	USD	8,085	TWD	236,882	—	(2)
Bank of
America, N.A.	8/10/20	USD	8,063	ILS	27,718	—	(78)
BNP Paribas	8/10/20	USD	8,059	PLN	31,918	—	(464)

BNP Paribas	8/10/20	USD	8,043	CZK	189,728	—	(472)
Standard
Chartered
Bank	8/10/20	USD	6,770	EUR	6,000	—	(299)
Bank of
America, N.A.	8/10/20	USD	3,060	EUR	2,700	—	(122)
Morgan
Stanley Capital
Services LLC	8/10/20	USD	2,229	EUR	1,950	—	(69)
State Street
Bank & Trust
Co.	8/10/20	USD	817	EUR	720	—	(31)

						1,930	(4,554)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CZK—Czech koruna.

Alternative Strategies Fund

EUR—euro.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
MXN—Mexican peso.
NOK —Norwegian krone.
PLN—Polish zloty.
RUB—Russian ruble.
TRY—Turkish lira.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.

A. Basis for Consolidation: Vanguard ASF Portfolio ("the subsidiary"), commenced operations on
August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the
Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity -linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of July 31, 2020, the fund held $31,839,000 in the subsidiary, representing 9% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary)
have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

D. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The fund also uses interest rate futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through

Alternative Strategies Fund

direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses global equity index futures contracts to capture excess return opportunities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying securities or commodities and the prices of futures contracts, and the possibility of an illiquid market. In addition, commodity futures trading is volatile, and even a small movement in market prices could cause large losses.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Consolidated Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The fund enters into forward currency contracts to enhance returns and protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the
value of the contracts are recorded as an asset (liability).

F. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker -dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated.
This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Alternative Strategies Fund

Long security positions segregated as collateral are shown in the Consolidated Schedule of
Investments.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Consolidated Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	188,494	3,312	—	191,806
Temporary Cash Investments	121,781	39,485	—	161,266
Total	310,275	42,797	—	353,072
Liabilities
Common Stock	71,455	—	—	71,455
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,735	—	—	4,735
Forward Currency Contracts	—	1,930	—	1,930
Total	4,735	1,930	—	6,665
Liabilities
Futures Contracts[1]	4,361	—	—	4,361
Forward Currency Contracts	—	4,554	—	4,554
Total	4,361	4,554	—	8,915
1 Represents variation margin on the last day of the reporting period.